FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS [Abstract]
Carrying Amounts and Fair Values of Certain Debt Instruments
The carrying amounts and fair values of certain of the Company’s debt instruments are as follows (dollars in thousands):

	As of December 31, 2019		As of December 31, 2018
	Principal Amount Outstanding	Fair Value	Principal Amount Outstanding	Fair Value
Securitization Notes	$—	$—	$85,584	$80,770
Term Loan	385,364	385,364	407,768	396,554
2021 Notes	325,000	331,207	325,000	329,875
2024 Notes	300,000	314,070	300,000	279,390

Asset and Liabilities Measured at Fair Value on Recurring Basis
As of December 31, 2019 and 2018, the categorized assets and liabilities measured at fair value on a recurring basis, based upon the lowest level of significant inputs to the valuations are as follows (dollars in thousands):

	Level 1	Level 2	Level 3	Total
December 31, 2019:
Derivative assets	—	$4,824	—	$4,824
Derivative liabilities	—	27,943	—	27,943
Investment in equity certificates	—	16,048	—	16,048
December 31, 2018:
Derivative assets	—	$5,929	—	$5,929
Derivative liabilities	—	8,558	—	8,558
Investment in equity certificates	—	5,747	—	5,747